Schedule of Other Expense, Net (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 22, 2023	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Other Income and Expenses [Abstract]
Recognition of Cizzle deferred revenue upon option exercise						$ 1,480
Recognition of Vela deferred revenue upon option exercise						2,774
Change in fair value of Cizzle option			$ 175		$ 311	1,280
Change in fair value of Vela option liability			77		77
Gain on change in fair value of derivative warrant liability	$ (200)	91		110		(81)
Realized foreign Currency gain			18		10
Other						115
Interest Income		2		11		15
Unrealized foreign currency transaction gain						39
Total other income:		93	270	121	398	6,754
Loss on issuance of Cizzle option							1,300
Loss on issuance of Vela option			998		998	987
Change in fair value of convertible notes payable			23		303	426	265
Loss on the sale of equity securities							129
Placement fees on sale of investment in equity securities							33
Interest Expense on Deferred Commission payable		79		158
Interest expense on convertible promissory note payable		40	39	80	44
Realized foreign currency transaction loss						403
Unrealized foreign currency transaction loss		7		11
Issuance of Warrants for lock up		2,208		2,710
Interest expense						211
Other		2		2	1
Total other expense		2,336	1,060	2,961	1,346	2,027	1,727
Total other (expense) income, net		(2,243)	(791)	(2,840)	(948)	4,727	(1,727)
Change in fair value of Vela option						970
Change in fair value of warrant liability	$ 200	$ (91)		$ (110)		$ 81